Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of foreign exchange rates	The principal exchange rates used for the translation of results, cash flows and balance sheets into US Dollar were as follows:

	Average			Year-end
US Dollar 1 =	2021	2020	2019	2021	2020
Brazilian Real	5.3968	5.1568	3.9423	5.5716	5.1941

Canadian Dollar	1.2538	1.3412	1.3269	1.2716	1.2751

Chinese Renminbi	6.4493	6.9010	6.9098	6.3513	6.5404

Danish Krone	6.2919	6.5388	6.6691	6.5652	6.0650

Euro	0.8460	0.8771	0.8933	0.8829	0.8151

Hungarian Forint	303.3739	307.9331	290.5732	325.9300	296.8600

Indian Rupee	73.9391	74.1177	70.4208	74.3009	73.0706

Philippine Peso	49.2983	49.6071	51.7955	50.9800	48.0300

Polish Zloty	3.8633	3.8971	3.8389	4.0579	3.7166

Pound Sterling	0.7270	0.7798	0.7841	0.7417	0.7320

Romanian Leu	4.1641	4.2432	4.2388	4.3692	3.9683

Serbian Dinar	99.4732	103.1510	105.2592	103.7590	95.8751

Swiss Franc	0.9145	0.9387	0.9937	0.9119	0.8806

Ukrainian Hryvnia	27.2588	26.9857	25.8045	27.2850	28.3242